EXHIBIT INDEX

Exhibit No.                         Description

Ex-101.INS                          XBRL Instance Document
Ex-101.SCH                         XBRL Taxonomy Extension Schema Document
Ex-101.CAL                          XBRL Taxonomy Extension Calculation Linkbase Document
Ex-101.DEF                          XBRL Taxonomy Extension Definition Linkbase
Ex-101.LAB                          XBRL Taxonomy Extension Labels Linkbase
Ex-101.PRE                          XBRL Taxonomy Extension Presentation Linkbase Document